Equity (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Schedule of Share-Based Compensation

Share-based compensation	December 31, 2023	December 31, 2022
Option Expense	$3,035	$5,931
DSU Expense	397	529
RSU Expense	7,288	2,479
Total share-based compensation for continuing operations (per statement of loss)	$10,720	$8,939
Discontinued operations	239	469
Total share-based compensation (per statement of equity)	$10,959	$9,408

Schedule of Number and Weighted Average Exercise Prices of Share Options
As at December 31, options outstanding from the consolidated share option plan were as follows:

Balance	Options for common shares	Weighted average exercise price
At January 1, 2022	4,041,567	$8.70
Options granted	1,263,685	8.97
Options exercised	(304,635)	2.87
Options forfeited	(184,496)	12.75
Options expired	(8,501)	2.20
At December 31, 2022	4,807,620	9.19
Options exercised	(152,120)	2.25
Options forfeited	(263,253)	10.39
Options expired	(2,025)	1.36
At December 31, 2023	4,390,222	$9.36

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2023:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$1.33 - $3.08	1,038,671	1.7	$2.84	1,038,671	$2.84
$3.64 - $5.62	440,140	2.1	4.05	393,037	3.86
$7.07 - $10.73	2,043,418	4.2	10.14	1,403,784	10.43
$12.91 - $26.13	867,993	4.1	18.02	729,625	17.43
	4,390,222	3.4	$9.36	3,565,117	$8.93

Schedule of Range of Exercise Prices of Outstanding Share Options
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2023:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$1.33 - $3.08	1,038,671	1.7	$2.84	1,038,671	$2.84
$3.64 - $5.62	440,140	2.1	4.05	393,037	3.86
$7.07 - $10.73	2,043,418	4.2	10.14	1,403,784	10.43
$12.91 - $26.13	867,993	4.1	18.02	729,625	17.43
	4,390,222	3.4	$9.36	3,565,117	$8.93

Schedule of Number and Weighted Average Exercise Prices of Other Equity Instruments

Balance	DSUs for common shares
At January 1, 2022	756,223
DSUs granted	80,319
DSUs exercised	(126,862)
At December 31, 2022	709,680
DSUs granted	93,188
DSUs exercised	(65,499)
At December 31, 2023	737,369

Balance	RSUs for common shares
At January 1, 2022	966,220
RSUs granted	567,693
RSU performance factor adjustment	(29,004)
RSUs exercised	(460,681)
RSUs forfeited	(42,148)
At December 31, 2022	1,002,080
RSUs granted	2,996,387
RSUs exercised	(279,668)
RSUs forfeited	(577,353)
At December 31, 2023	3,141,446